Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other assets and liabilities
Schedule of other assets and liabilities

	December 31, 2021				December 31, 2020
(€ million)	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	12,460	51	12,911	115	1,548	152	1,609	162
Contract liabilities			482	726			1,298	394
Other Taxes	442	182	1,435	27	450	181	1,124	26
Other	732	796	928	1,378	688	920	841	1,295
	13,634	1,029	15,756	2,246	2,686	1,253	4,872	1,877